TAXATION- Schedule Of Components Of Loss Before Tax (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
TAXATION
(Loss)/income from PRC entities	¥ 177,153	¥ (40,300)
Loss from overseas entities	(82,709)	(1,550,012)
(Loss)/Income before income tax expense	¥ 94,444	¥ (1,590,312)	¥ 333,912	¥ (1,274,078)